Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Leases (Details) [Line Items]
Lessee, Operating Lease, Term of Contract	12 years
Operating lease liabilities	$ 9,073	$ 8,312
Leases [Member]
Leases (Details) [Line Items]
Operating lease liabilities	$ 4,608		$ 3,740